FIXED ASSETS - NET - Narratives (Details) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
FIXED ASSETS - NET [abstract]
Aggregate carrying value of ownership certificates of certain buildings that had not been obtained, net fixed assets	¥ 1,626,540,000	¥ 1,676,711,000
Carrying value of certificates for buildings under application procedures	1,040,897,000	1,067,076,000
Carrying value of certain buildings located on land of which land use right certificates have not been obtained	49,846,000	53,392,000
Carrying value of certain buildings attached to pieces of land which is held by lease	535,797,000	556,243,000
Aggregate net book value of fixed assets that had been fully depreciated but they were still in use	¥ 172,218,000	¥ 138,390,000